LEASE (Details Narrative)	12 Months Ended
Dec. 31, 2024
LEASES
Lease agreement description	On April 19, 2022, the Company entered into a 2nd lease arrangement for office space in the U.K. with an annual rent of $13 (£11) with the term of April 2022 through September 2023